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                                               Commission File Number: 001-32220
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                                               Cusip Number: 74163K 103
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM 12B-25

                          NOTIFICATION OF LATE FILING

(Check one):   [X] Form 10-K [_] Form 20-F  [_] Form 11-K [_] Form 10-Q
               [_] Form 10-D [_] Form N-SAR [_] Form N-CSR
               For Period Ended: DECEMBER 31, 2010
                                 -----------------------------------------------
               [_] Transition Report on Form 10-K
               [_] Transition Report on Form 20-F
               [_] Transition Report on Form 11-K
               [_] Transition Report on Form 10-Q
               [_] Transition Report on Form N-SAR
               For the Transition Period Ended:
                                                --------------------------------

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    NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
                   VERIFIED ANY INFORMATION CONTAINED HEREIN.
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If  the  notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

N/A
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PART I -- REGISTRANT INFORMATION

PRIME STAR GROUP, INC.
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Full Name of Registrant

AMERICAN WATER STAR, INC.
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Former Name if Applicable

8550 W DESERT INN ROAD, SUITE 102-151, LAS VEGAS NV 89109
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Address  of  Principal  Executive  Office  (Street and Number)
City, State and Zip Code

PART II -- RULES 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

              (a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
              (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the
      [X] fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day
              (c)  following the prescribed due date; and
                   The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.




PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q,10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Prime Star Group, Inc. (the "Company") is unable to file its Annual Report on Form 10-K for the fiscal year ended December 31, 2010 (the "Form 10-K") by the prescribed due date without unreasonable effort or expense because the Company is waiting on information from a third party needs additional time to complete certain disclosures and analyses to be included therein. The Company intends to file the Form 10-K on or prior to the fifteenth calendar day following the prescribed due date.

(Attach extra Sheets if Needed)
PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

             KD AUSTIN             702                   497-0736
        ------------------     ------------     ------------------------
               (Name)           (Area Code)         (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

                                                                 Yes [X]  No [_]
     ---------------------------------------------------------------------------

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                                  Yes [_] No [X]

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

--------------------------------------------------------------------------------

                             PRIME STAR GROUP, INC.
                  --------------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date   March 30, 2011                      By /s/ Ed Braniff
       ---------------------------------   -------------------------------------
                                           Ed Braniff
                                           President and Chief Executive Officer